Document and Entity Information	Feb. 02, 2022
Document And Entity Information [Line Items]
Document Type	8-K12B
Document Period End Date	Feb. 02, 2022
Entity Registrant Name	SES AI Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39845
Entity Tax Identification Number	95-1567584
Entity Address, Address Line One	35 Cabot Road
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	339
Local Phone Number	298-8750
Entity Information, Former Legal or Registered Name	Ivanhoe Capital Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001819142
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1177 Avenue of the Americas
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
Class A common stock, $0.0001 par value per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	SES
Security Exchange Name	NYSE
Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	SES WS
Security Exchange Name	NYSE